Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Revenues	$ 395,526	¥ 2,580,810	¥ 2,055,789	¥ 1,474,475
Cost of revenues	(366,023)	(2,388,299)	(1,893,513)	(1,357,837)
Gross profit	29,503	192,511	162,276	116,638
Operating expenses:
General and administrative	(31,157)	(203,299)	(161,160)	(161,839)
Research and development	(2,007)	(13,095)	(9,730)	(6,702)
Loss on disposal of intangible assets, net	497	3,243	(3,840)	930
Total operating expenses	(32,667)	(213,151)	(174,730)	(168,541)
Operating loss	(3,164)	(20,640)	(12,454)	(51,903)
Interest income	126	824	275	44
Interest expense	(1,236)	(8,068)	(6,093)	(3,913)
Other income, net (including other income from a related party of RMB7,844, nil and nil for the year of 2018, 2019 and 2020, respectively)	7,543	49,218	27,730	16,274
Share of net (loss)/income from equity method investees	0	0	162	(1,449)
Foreign exchange (loss)/gain	(231)	(1,510)	(1,489)	631
(Loss)/income before income tax	3,038	19,824	8,131	(40,316)
Income tax expense	(3,897)	(25,428)	(21,580)	(3,979)
Net loss	(859)	(5,604)	(13,449)	(44,295)
Net loss attributable to non-controlling interests	1,385	9,034	1,684	1,681
Net (loss)/income attributable to ordinary shareholders of Quhuo Limited	$ 526	¥ 3,430	¥ (11,765)	¥ (42,614)
(Loss)/earnings per share:
Basic | (per share)	$ 0.01	¥ 0.08	¥ (0.79)	¥ (2.85)
Diluted | (per share)	$ 0.01	¥ 0.07	¥ (0.79)	¥ (2.85)
Shares used in (loss)/earnings per share computation:
Basic	28,282,187	28,282,187	14,972,760	14,972,760
Diluted	48,517,987	48,517,987	14,972,760	14,972,760
Other comprehensive loss:
Foreign currency translation adjustment:	$ (2,086)	¥ (13,612)	¥ (1,231)
Comprehensive loss	(2,945)	(19,216)	(14,680)	¥ (44,295)
Comprehensive loss attributable to non-controlling interests	1,385	9,034	1,684	1,681
Comprehensive loss attributable to ordinary shareholders of Quhuo Limited	$ (1,560)	¥ (10,182)	¥ (12,996)	¥ (42,614)